SEGMENT INFORMATION - Geographic Information - Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 69,065	$ 57,620
Canada
Disclosure of geographical areas [line items]
Non-current assets	23,324	10,057
United States
Disclosure of geographical areas [line items]
Non-current assets	12,382	13,372
India
Disclosure of geographical areas [line items]
Non-current assets	10,836	10,986
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	8,831	8,940
Brazil
Disclosure of geographical areas [line items]
Non-current assets	5,840	5,404
Australia
Disclosure of geographical areas [line items]
Non-current assets	3,688	4,042
Europe
Disclosure of geographical areas [line items]
Non-current assets	1,467	1,022
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,132	1,247
Colombia
Disclosure of geographical areas [line items]
Non-current assets	1,061	1,256
Chile
Disclosure of geographical areas [line items]
Non-current assets	8	841
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 496	$ 453